Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees
Details of the Company’s principal subsidiaries and VIEs as of December 31, 2021 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of internet products and related services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet products and related services, sale of AI products
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Provision of internet products and related services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of AI and other services

Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company (continued):
Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of internet products and related services
Cheetah Mobile Hong Kong Limited (“Cheetah Mobile Hong Kong”)	February 24, 2016	Hong Kong	100%	Investment holding
Multicloud Limited	July 20, 2017	Hong Kong	100%	Provision of internet products and related services
Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100%	Provision of internet products and related services
Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100%	Provision of internet products and related services, sale of AI products
Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.9%	Provision of internet products and related services
Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.0%	Provision of internet products and related services

VIEs:
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of internet products and related services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet products and related services

(i)	Percentage of ownership is calculated on fully diluted basis.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs and subsidiaries of VIEs
The assets and liabilities of the VIEs and subsidiaries of VIEs are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Cash and cash equivalents	28,060	37,496	5,884
Restricted cash	144	144	23
Short-term investments	15	120,197	18,862
Accounts receivable, net	19,449	12,462	1,956
Prepayments and other current assets	72,422	21,906	3,438
Due from related parties (i)	744,930	761,270	119,460

Total current assets	865,020	953,475	149,623

Property and equipment, net	2,616	25,515	4,004
Operating lease right-of-use assets	20	3,529	554
Intangible assets, net	3,000	5,097	800
Long-term investments	296,801	272,169	42,709
Other non-current assets	667	45,990	7,217
Deferred tax assets	17,124	1,180	185

Total non-current assets	320,228	353,480	55,469

Total assets	1,185,248	1,306,955	205,092

Accounts payable	8,536	7,205	1,131
Accrued expenses and other current liabilities	110,065	147,097	23,083
Due to related parties (i)	948,241	1,053,536	165,323
Income tax payable	1,791	751	118

Total current liabilities	1,068,633	1,208,589	189,655

Deferred tax liabilities	16,913	—	—
Other non-current liabilities	5,228	7,947	1,247

Total non-current liabilities	22,141	7,947	1,247

Total liabilities	1,090,774	1,216,536	190,902

(i)
The balances due from and due to related parties of the VIEs and subsidiaries of VIEs mainly represented amounts due from subsidiaries of the Group. As of December 31, 2020, and 2021, amounts due from subsidiaries of the Group were RMB684,257 and RMB706,646 (US$110,888), respectively, while amounts due to subsidiaries of the Group were RMB927,892 and RMB1,024,511 (US$160,768), respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs and subsidiaries of VIEs
The financial performance and cash flows of the VIEs and subsidiaries of VIEs are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	586,404	659,626	320,942	50,363
Cost of revenues	335,912	194,103	205,955	32,319
Net loss	(88,559)	(8,825)	(8,489)	(1,332)
Net cash provided by (used in) operating activities	62,401	(36,196)	209,357	32,853
Net cash (used in) provided by investing activities	(69,386)	21,168	(255,027)	(40,019)
Net cash provided by financing activities	—	—	91,093	14,294
Effect of exchange rate changes on cash, cash equivalents and restricted cash	121	(53)	(35,987)	(5,647)